INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES - Summary of Investments in Unconsolidated Subsidiaries and Affiliates (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity method	$ 267	$ 286
Cost method	50	47
Total	$ 317	$ 333